INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

23.     INCOME TAXES

(a)     Income tax expense

	2020	2019
Current expense:
Income tax	$3,647	$135
Withholding tax	—	427
	3,647	562
Deferred tax expense (recovery):
Income tax	144	78
Withholding tax	—	104
	144	182
Income tax expense	$3,791	$744

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense shown in these consolidated financial statements is as follows:

	2020	2019
Net income (loss) before tax	$4,125	$(90,278)
Canadian statutory income tax rate	27%	27%
Anticipated income tax at statutory rate	$1,115	$(24,181)
Permanent differences	(2,084)	11,750
Differences between Canadian and foreign tax rates	3,144	(3,035)
Change in estimate	1,668	53
Impact of foreign exchange on local currencies	2,739	3,087
Change in deferred tax assets not recognized	(2,451)	13,425
Other items	(340)	(355)
Income tax expense	$3,791	$744
Effective tax rate	92%	(1)%

(b)     Deferred income tax assets and liabilities

The significant components of deferred tax assets and liabilities are:

	December 31,	December 31,
	2020	2019
Deferred income tax assets	$—	$49
Deferred special mining duty asset (liabilities)	—	96
Total deferred income tax assets	—	145
Deferred income tax liabilities	(2,488)	(3,208)
Deferred withholding tax liabilities	(2,194)	(2,157)
Total deferred income tax liabilities	(4,682)	(5,365)
Net deferred income tax assets (liabilities)	$(4,682)	$(5,220)

(c)   The following temporary differences and tax losses give rise to deferred income tax assets and liabilities:

	December 31,	December 31,
	2020	2019
Tax losses carried forward	$18,968	$19,394
Withholding tax liability	(2,194)	(2,157)
Mineral properties, plant and equipment	(20,298)	(24,557)
Other taxable temporary differences	(1,158)	(220)
Other deductible temporary differences	—	2,320
Net deferred income tax liabilities	$(4,682)	$(5,220)

Losses expire as follows:

		2020		2019
Type of losses	Country	Expiry dates	Amount	Expiry dates	Amount
Non-capital losses	Canada	2026 to 2040	$29,730	2026 to 2039	$2,843
	Mexico	2023 to 2030	$24,870	2020 to 2028	$21,560
	Brazil	indefinite	$79,382	indefinite	$102,357
	Peru	indefinite	$73,491	indefinite	$74,965
Capital losses	Canada	indefinite	$—	indefinite	$1,171

(d)     Unrecognized deferred tax assets:

The Company recognizes tax benefits on losses or other deductible amounts where it is probable the deferred tax assets will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax assets are recognized consist of the following amounts:

	December 31,	December 31,
	2020	2019
Tax losses carried forward	$217,342	$130,131
Mineral properties, plant and equipment	45,429	90,647
Other deductible temporary differences	105,725	143,553
Unrecognized temporary differences	$368,496	$364,331